Investments in associates -Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates
Share of (loss) / income in associates	$ (996)	$ 7,108	$ (970)
Sociedad Aeroportuaria KunturWasi S.A.
Investments in associates
Share of (loss) / income in associates	(666)	(84)	(260)
Navinten S.A.
Investments in associates
Share of (loss) / income in associates	(263)	7,292
Others
Investments in associates
Share of (loss) / income in associates	$ (67)	$ (100)	$ (710)